Entity-Wide Disclosure (Schedule of Property, Plant and Equipment by Location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment, net	$ 91,005	$ 62,070
North America [Member]
Property, plant and equipment, net	63,141	45,545
Europe and Middle East [Member]
Property, plant and equipment, net	25,360	15,411
Asia Pacific [Member]
Property, plant and equipment, net	$ 2,504	$ 1,114